Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible Assets consist of the following:

	December 31,
	2024	2025
	RMB	RMB
Software and source code	—	76,262
Total intangible assets	—	76,262
Less: accumulated amortization	—	(3,813)
Less: Impairment	—	(21,019)
Intangible assets, net	—	51,430

Schedule of Intangible Assets of Estimated Future Amortization Expenses

The estimated future amortization expenses are as follows:

Years ending December 31,	Estimated Amortization Expense
	RMB	USD
2026	5,414	774
2027	5,414	774
2028	5,414	774
2029	5,414	774
2030 and thereafter	29,774	4,258
Total	51,430	7,354